UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2009

Check here if Amendment ______; Amendment Number: __________
  This Amendment (Check only one.):	_____ is a restatement.
					_____ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		  Winslow Asset Management, Inc.
Address:		  25201 Chagrin Boulevard
		  Suite 185
		  Beachwood, Ohio 44122

Form 13F File Number: 	28-10889

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Susan F. Akers
Title:	Vice President, Chief Compliance Officer
Phone:	216-360-4700

Signature, Place and Date of Signing:

/s/ SUSAN F. AKERS		Beachwood, Ohio		July 2, 2009
SUSAN F. AKERS

Report Type (Check only one.):

?	13F HOLDINGS REPORTS (Check here if all holdings of this
         reporting manager are reported in this report).

13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other reporting manager (s).)



FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	78

Form 13F Information Table Value Total:	$181,805	(thousands)


List of Other Included Managers:

NONE





Market



Voting


Value

Investment
Other
Authority
Security
Cusip
(x1000)
Quantity
Discretion
Managers
Sole







ADMINISTAFF INC COM
007094105
$3,887.84
167,075
Sole
None
167,075
AMEDISYS INC COM
023436108
$2,761.30
83,625
Sole
None
83,625
AMERICAN CAMPUS CMNTYS
COM
024835100
$1,630.78
73,525
Sole
None
73,525
AMERICAN EXPRESS CO COM
025816109
$2,923.38
125,791
Sole
None
125,791
BAKBONE SOFTWARE INC COM
057101107
$39.59
101,500
Sole
None
101,500
BAKER HUGHES INC COM
057224107
$967.12
26,540
Sole
None
26,540
BANK OF AMERICA CORP COM
060505104
$177.87
13,475
Sole
None
13,475
BIG LOTS INC COM
089302103
$2,398.72
114,062
Sole
None
114,062
BP PLC SPONSORED ADR
055622104
$645.68
13,542
Sole
None
13,542
BRISTOL-MYERS SQUIBB CO
COM
110122108
$262.53
12,926
Sole
None
12,926
CEL-SCI CORP COM NEW
150837409
$4.03
10,000
Sole
None
10,000
CENTEX CORP COM
152312104
$1,861.54
220,040
Sole
None
220,040
CHEVRON CORP NEW COM
166764100
$1,570.19
23,701
Sole
None
23,701
CISCO SYS INC COM
17275R102
$2,945.38
157,929
Sole
None
157,929
COHEN & STEERS INC COM
19247A100
$3,388.04
226,625
Sole
None
226,625
COMCAST CORP COM CL A
20030N101
$4,522.77
312,778
Sole
None
312,778
DATATRAK INTL INC COM
238134100
$2.50
10,000
Sole
None
10,000
DG FASTCHANNEL INC COM
23326R109
$1,758.08
96,070
Sole
None
96,070
DWS INTL FD INC EMRG MKT
23337r502
$2,499.94
190,835
Sole
None
190,835
E MED FUTURE INC COM
26875d108
$0.80
133,000
Sole
None
133,000
EOG RES INC COM
26875P101
$3,606.28
53,096
Sole
None
53,096
ESTEE LAUDER COS INC COM
518439104
$3,749.80
114,778
Sole
None
114,778
EXXON CORP COM
30231G102
$851.60
12,181
Sole
None
12,181
FEC RESOURCES INC COM
30246x108
$0.36
170,600
Sole
None
170,600
FIRST NATL NEB INC COM
335720108
$294.63
122
Sole
None
122
FIRSTMERIT CORP COM
337915102
$1,728.80
101,694
Sole
None
101,694
FOREST CITY ENTERPRISES INC
COM CL A
345550107
$1,980.40
300,060
Sole
None
300,060
FRANKLIN RES INC COM
354613101
$3,151.30
43,762
Sole
None
43,762
GATX CORP COM
361448103
$3,259.37
126,725
Sole
None
126,725
GENCORP INC COM
368682100
$1,049.31
549,376
Sole
None
549,376
GENERAL ELEC CO COM
369604103
$2,411.94
205,797
Sole
None
205,797
GULF RESOURCES INC COM
NEW
40251w200
$5.80
10,000
Sole
None
10,000
HEWLETT PACKARD CO COM
428236103
$4,370.43
113,077
Sole
None
113,077
INTEL CORP COM
458140100
$4,179.47
252,536
Sole
None
252,536
INTERNATIONAL BUS MACH
COM
459200101
$300.31
2,876
Sole
None
2,876
INTRAOP MED CORP COM
46118N101
$1.00
50,000
Sole
None
50,000
J P MORGAN CHASE & CO COM
46625H100
$1,173.52
34,404
Sole
None
34,404
JO-ANN STORES INC COM
47758P307
$3,804.42
184,055
Sole
None
184,055
JOHNSON & JOHNSON COM
478160104
$2,702.56
47,580
Sole
None
47,580
KAISER ALUMINUM CORP COM
PAR $0.01
483007704
$3,692.80
102,835
Sole
None
102,835
KENNAMETAL INC COM
489170100
$2,107.79
109,895
Sole
None
109,895
LOEWS CORP COM
540424108
$1,787.36
65,232
Sole
None
65,232
LUBRIZOL CORP COM
549271104
$4,105.56
86,780
Sole
None
86,780
LULULEMON ATHLETICA IN
COM
550021109
$3,522.53
270,340
Sole
None
270,340
MERCK & CO INC COM
589331107
$3,458.88
123,708
Sole
None
123,708
MICROSOFT CORP COM
594918104
$2,542.38
106,958
Sole
None
106,958
MOTOROLA
620076109
$1,142.09
172,261
Sole
None
172,261
MUNDER SER TR INTL SCAP CL Y
$63.07
12,391
Sole
None
12,391
NATIONAL SEMICONDUCTOR
COM
637640103
$2,027.70
161,570
Sole
None
161,570
NEWFIELD EXPL CO COM
651290108
$4,091.62
125,241
Sole
None
125,241
NORDSON CORP COM
655663102
$4,750.44
122,371
Sole
None
122,371
NORDSTROM INC COM
655664100
$2,338.47
117,570
Sole
None
117,570
NORTHROP GRUMMAN CORP
COM
666807102
$2,567.58
56,208
Sole
None
56,208
NOVAPET PRODUCTS INC COM
669875106
$0.00
12,000
Sole
None
12,000
OMNITURE INC COM
68212s109
$2,924.91
232,875
Sole
None
232,875
OMNOVA SOLUTIONS INC COM
682129101
$3,206.00
983,435
Sole
None
983,435
ORACLE CORP COM
68389X105
$5,589.93
260,968
Sole
None
260,968
PETSMART INC COM
716768106
$2,656.43
123,785
Sole
None
123,785
PFIZER INC COM
717081103
$272.42
18,161
Sole
None
18,161
PHILIP MORRIS INTL INC COM
718172109
$318.47
7,301
Sole
None
7,301
PROCTER & GAMBLE CO COM
742718109
$309.17
6,050
Sole
None
6,050
PROGRESSIVE CORP OHIO COM
743315103
$2,003.59
132,600
Sole
None
132,600
QUANTA SVCS INC COM
74762e102
$4,655.72
201,285
Sole
None
201,285
SCHLUMBERGER LTD COM
806857108
$3,483.55
64,379
Sole
None
64,379
SCHWAB CHARLES CORP NEW
COM
808513105
$4,129.18
235,415
Sole
None
235,415
SIMON PPTY GROUP NEW COM
828806109
$3,417.98
66,459
Sole
None
66,459
STARBUCKS CORP COM
855244109
$462.81
33,320
Sole
None
33,320
TENET HEALTHCARE CORP
COM
88033G100
$2,930.47
1,039,175
Sole
None
1,039,175
TERADYNE INC COM
880770102
$3,641.12
530,775
Sole
None
530,775
TETRA TECH INC NEW COM
88162G103
$8,491.52
296,388
Sole
None
296,388
TIME WARNER CABLE INC COM
88732J207
$656.96
20,744
Sole
None
20,744
TIME WARNER INC COM
887317303
$2,135.96
84,794
Sole
None
84,794
TRANSOCEAN INC COM
H8817H100
$3,144.03
42,321
Sole
None
42,321
TRAVELERS COMPANIES COM
89417e109
$3,233.42
78,787
Sole
None
78,787
WALT DISNEY CO COM
254687106
$3,447.35
147,765
Sole
None
147,765
WELLS FARGO & CO NEW COM
949746101
$3,150.06
129,846
Sole
None
129,846
WEYERHAEUSER CO COM
962166104
$3,188.46
104,780
Sole
None
104,780
WYNDHAM WORLDWIDE CORP
COM
98310W108
$3,287.42
271,239
Sole
None
271,239









$181,804.54
78